Ordinary Shares (Details) $ in Thousands			1 Months Ended	12 Months Ended			24 Months Ended
	Apr. 13, 2016 USD ($) shares	Mar. 17, 2016 USD ($) shares	Oct. 31, 2017 USD ($) shares	Dec. 31, 2017 USD ($) item shares	Dec. 31, 2016 USD ($) item shares	Dec. 31, 2015 USD ($) item shares	Dec. 31, 2016 USD ($) item shares
Ordinary shares, authorized				75,000,000	75,000,000		75,000,000
Each ADS as ordinary share		0.5		0.5
Issuance in relation to public offering | $	$ 8,900	$ 101,300	$ 301,300	$ 301,300	$ 110,160
Issuance costs paid | $				$ 8,576	$ 12,906	$ 1,321	$ 14,200
Summary of ordinary shares transactions:
Balance as at January 1				60,706,000	56,533,000	53,076,000	53,076,000
Issuance in relation to public offering (in shares)	330,000	3,750,000	5,684,905	5,685,000	4,080,000
Share option exercises				56,000	93,000	243,000
Exchange of redeemable non-controlling interest (Note 16)						3,214,000
Balance as at December 31				66,447,000	60,706,000	56,533,000	60,706,000
Votes per ordinary share | item				1	1	1	1
ADS
Summary of ordinary shares transactions:
Issuance in relation to public offering (in shares)	660,000	7,500,000	11,369,810